Touchstone Small Cap Value Fund N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Touchstone Funds Group Trust
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jan. 28, 2025
Supplement to Prospectus [Text Block]	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Mid Cap Value Fund (the “Fund”)Supplement dated May 23, 2025 to the Fund’s Summary Prospectus and Prospectus each dated January 28, 2025, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective June 1, 2025, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Prior to June 1, 2025, the Fund paid the Adviser an advisory fee at an annualized rate of 0.75% on all assets. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective June 1, 2025, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.15%, 1.90%, 0.92% and 0.82% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation agreement will be effective through June 29, 2026. Prior to June 1, 2025, the Fund’s contractual expense limitations were 1.22%, 1.91%, 0.97%, and 0.84% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YInstitutional ClassManagement Fees0.64%0.64%0.64%0.64%Distribution and/or Shareholder Service (12b-1) Fees0.25%1.00%NoneNoneOther ExpensesLiquidity Provider Expense0.02%0.02%0.02%0.02%Other Operating Expenses0.48%1.03%0.44%0.21%Total Other Expenses0.50%1.05%0.46%0.23%Total Annual Fund Operating Expenses1.39%2.69%1.10%0.87%Fee Waiver and/or Expense Reimbursement(0.22)%(0.77)%(0.16)%(0.03)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement1.17%1.92%0.94%0.84%(1) Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective June 1, 2025.(2) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.15%, 1.90%, 0.92%, and 0.82% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes in the Fund’s expense limitation agreement effective June 1, 2025.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssuming No RedemptionClass AClass CClass YInstitutional ClassClass C1 Year$613$295$96$86$1953 Years$897$762$334$275$7625 Years$1,203$1,356$591$479$1,35610 Years$2,067$2,966$1,326$1,070$2,966There are no additional changes to the Summary Prospectus or Prospectus except those described herein. TOUCHSTONE FUNDS GROUP TRUSTTouchstone Small Cap Value Fund (the “Fund”)Supplement dated May 23, 2025 to the Fund’s Summary Prospectus and Prospectus each dated January 28, 2025, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective June 1, 2025, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Prior to June 1, 2025, the Fund paid the Adviser an advisory fee at an annualized rate of 0.85% on all assets. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective June 1, 2025, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.34%, 1.99%, 1.09% and 0.93% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation agreement will be effective through June 29, 2026. Prior to June 1, 2025, the Fund’s contractual expense limitations were 1.38%, 2.00%, 1.13%, and 0.98% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YInstitutional ClassManagement Fees0.83%0.83%0.83%0.83%Distribution and/or Shareholder Service (12b-1) Fees0.25%1.00%NoneNoneOther ExpensesLiquidity Provider Expense0.01%0.01%0.01%0.01%Other Operating Expenses0.40%3.44%0.37%0.29%Total Other Expenses0.41%3.45%0.38%0.30%Total Annual Fund Operating Expenses1.49%5.28%1.21%1.13%Fee Waiver and/or Expense Reimbursement(0.14)%(3.28)%(0.11)%(0.19)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement1.35%2.00%1.10%0.94%(1) Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective June 1, 2025.(2) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.34%, 1.99%, 1.09%, and 0.93% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes in the Fund’s expense limitation agreement effective June 1, 2025.Example.This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssuming No RedemptionClass AClass CClass YInstitutional ClassClass C1 Year$631$303$112$96$2033 Years$934$1,288$373$340$1,2885 Years$1,260$2,366$654$604$2,36610 Years$2,179$5,036$1,456$1,358$5,036There are no additional changes to the Summary Prospectus or Prospectus except those described herein.